Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On: (4)
Year(1)	Summary Compensation Table Total for Krepsik ($)(2)	Summary Compensation Table Total for Boal ($)(2)	Compensation Actually Paid to Krepsik ($)(3)	Compensation Actually Paid to Boal ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($000)	Adjusted EBITDA ($000)(6)
2022	4,585,802	16,532,799	2,363,073	12,513,797	2,494,501	508,660	35	116	(76,511)	14,857
2021	N/A	3,380,995	N/A	185,692	1,852,293	162,972	75	181	(45,568)	41,551
2020	N/A	5,006,593	N/A	3,629,317	1,942,297	878,126	96	144	(65,381)	46,037

Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer ("PEO") and non-Principal Executive Officers ("non-PEO") for the applicable years were as follows:
–2022: Mr. Krepsik and Mr. Boal each served as PEO for a portion of 2022. The non-PEOs for 2022 were: Scott Raskin, Yuneeb Khan, Connie Chen, Pamela Strayer, and John Kellerman.
–2021: Mr. Boal served as PEO for the duration of the 2021. The Company’s non-PEOs for 2021 were: Scott Raskin, Pamela Strayer, Matthew Krepsik, and Connie Chen.
	–2020: Mr. Boal served as PEO for the duration of the 2020. The Company’s non-PEOs for 2020 were: Scott Raskin, Pamela Strayer, Chad Summe, and Connie Chen.
Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the S&P North American Technology Sector Index, an independently prepared index that includes companies in the information technology sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Krepsik and Boal and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for Quotient’s non-PEOs.The Compensation Committee selected Adjusted EBITDA as the “Company Selected Measure” for purposes of this table. As reflected below in the section entitled “List of Performance Measures,” we used multiple financial performance measures to link compensation actually paid to the NEOs to Company performance in 2022. The committee determined the most important of these financial performance measures for 2022 to be Adjusted EBITDA, as the highest-weighted corporate performance goal under our annual cash bonus program, and a core driver of the Company’s performance, growth and stockholder value creation. Please refer to Appendix B of this proxy statement for a definition of Adjusted EBITDA.

CAP Adjustments
YEAR	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus/(Minus) Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(h)	Equals Compensation Actually Paid ($)
Matthew Krepsik
2022	4,585,802	4,129,281	2,432,238	(187,031)	(242,108)	(96,547)	—	—	2,363,073
Steven Boal
2022	16,532,799	14,152,030	—	—	1,078,501	9,054,527	—	—	12,513,797
2021	3,380,995	2,499,995	1,071,967	(972,097)	(186,254)	(608,924)	—	—	185,692
2020	5,006,593	4,499,561	3,916,830	(30,540)	(138,033)	(625,972)	—	—	3,629,317
Non-PEOs (Average (i)
2022	2,494,501	2,140,528	1,358,904	(402,780)	(122,014)	(330,072)	349,351	—	508,660
2021	1,852,293	1,234,720	538,226	(924,397)	(66,118)	(2,312)	—	—	162,972
2020	1,942,297	1,486,571	1,221,336	(243,371)	(28,529)	(196,404)	330,632	—	878,126
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEOs, amounts shown represent averages.
(b)Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. In the case of Mr. Boal, the amount shown for 2022 includes the incremental fair value of his equity awards resulting from the modification of such awards in connection with his Separation Agreement. In the case of Mr. Krepsik, the amount shown includes the fair value of equity awards granted in connection with his promotion to PEO - please see the Compensation Discussion & Analysis.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO, granted in previous fiscal years, as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. In the case of Mr. Boal, this amount includes the incremental fair value associated with the modification of his outstanding equity awards in connection with his termination of employment.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. In the case of Mr. Boal, this amount includes the incremental fair value associated with the modification of his outstanding equity awards in connection with his termination of employment.
(g)Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)Represents the dollar value of any dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year.
(i)See footnote 1 above for the non-PEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,494,501	$ 1,852,293	$ 1,942,297
Non-PEO NEO Average Compensation Actually Paid Amount	$ 508,660	162,972	878,126
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Krepsik and Boal and for the average of the non-PEOs is set forth following the footnotes to this table.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

PERFORMANCE MEASURES
✓ Adjusted EBITDA
✓ Revenue
✓ Stock Price

Total Shareholder Return Amount	$ 35	75	96
Peer Group Total Shareholder Return Amount	116	181	144
Net Income (Loss)	$ (76,511,000)	$ (45,568,000)	$ (65,381,000)
Company Selected Measure Amount	14,857,000	41,551,000	46,037,000
Additional 402(v) Disclosure [Text Block]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ü Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ü Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ü Stock Price
Krepsik [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,585,802
PEO Actually Paid Compensation Amount	$ 2,363,073
PEO Name	Mr. Krepsik
Boal [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 16,532,799	$ 3,380,995	$ 5,006,593
PEO Actually Paid Compensation Amount	$ 12,513,797	$ 185,692	$ 3,629,317
PEO Name	Mr. Boal	Mr. Boal	Mr. Boal
PEO [Member] | Krepsik [Member] | Amendment To Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,129,281
PEO [Member] | Krepsik [Member] | Amendment To Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,432,238
PEO [Member] | Krepsik [Member] | Amendment To Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(187,031)
PEO [Member] | Krepsik [Member] | Amendment To Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(242,108)
PEO [Member] | Krepsik [Member] | Amendment To Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(96,547)
PEO [Member] | Krepsik [Member] | Amendment To Fair Value As Of Prior Fiscal Year-End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Krepsik [Member] | Amendment To Dollar Value Of Dividends Or Other Earnings Paid On Stock Awards In Fiscal Year And Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Boal [Member] | Amendment To Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,152,030	$ 2,499,995	$ 4,499,561
PEO [Member] | Boal [Member] | Amendment To Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,071,967	3,916,830
PEO [Member] | Boal [Member] | Amendment To Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(972,097)	(30,540)
PEO [Member] | Boal [Member] | Amendment To Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,078,501	(186,254)	(138,033)
PEO [Member] | Boal [Member] | Amendment To Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,054,527	(608,924)	(625,972)
PEO [Member] | Boal [Member] | Amendment To Fair Value As Of Prior Fiscal Year-End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Boal [Member] | Amendment To Dollar Value Of Dividends Or Other Earnings Paid On Stock Awards In Fiscal Year And Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amendment To Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,140,528	1,234,720	1,486,571
Non-PEO NEO [Member] | Amendment To Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,358,904	538,226	1,221,336
Non-PEO NEO [Member] | Amendment To Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(402,780)	(924,397)	(243,371)
Non-PEO NEO [Member] | Amendment To Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,014)	(66,118)	(28,529)
Non-PEO NEO [Member] | Amendment To Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(330,072)	(2,312)	(196,404)
Non-PEO NEO [Member] | Amendment To Fair Value As Of Prior Fiscal Year-End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	349,351	0	330,632
Non-PEO NEO [Member] | Amendment To Dollar Value Of Dividends Or Other Earnings Paid On Stock Awards In Fiscal Year And Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0